Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for CEO ($) (1)(2)	Compensation Actually Paid to CEO ($) (1)(4)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (2)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (3)(4)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)	Net Income (in millions) $
2024	761,771	754,737	377,189	375,753	28.96	0.8
2023	860,343	720,109	353,389	320,937	16.56	-16.4
2022	883,854	538,776	324,988	261,595	40.14	-10.8

Named Executive Officers, Footnote [Text Block]
(1)	For each years shown, our CEO was Mahesh Patel.

PEO Total Compensation Amount	[1],[2]	$ 761,771	$ 860,343	$ 883,854
PEO Actually Paid Compensation Amount	[2],[3]	$ 754,737	720,109	538,776
Disclosure - Pay vs Performance Disclosure
	2024		2023		2022
	Mahesh Patel	Average Non-CEO NEOs	Mahesh Patel	Average Non-CEO NEOs	Mahesh Patel	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$761,771	377,189	860,343	353,389	883,854	324,988

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(92,603)	$(39,964)	$(97,816)	$-	$(284,943)	$(35,345)
Year-end fair value of unvested awards granted in the current year	$64,490	$33,631	$31,328	$-	$106,775	$34,544
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$7,289	$1,633	$(46,048)	$(19,160)	$(115,942)	$(42,060)
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$-	$-	$-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$13,790	$3,264	$(27,698)	$(13,292)	$(50,968)	$(20,532)
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$-	$-	$-
Dividends or dividend equivalents not otherwise included in total compensation	$-	$-	$-	$-	$-	$-
Total Adjustments for Equity Awards	$(7,034)	$(1,435)	$(140,234)	$(32,452)	$(345,078)	$(63,393)

Compensation Actually Paid (as calculated)	$754,737	$375,753	$720,109	$320,937	$538,776	$261,595

Non-PEO NEO Average Total Compensation Amount	[1],[4]	$ 377,189	353,389	324,988
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	$ 375,753	320,937	261,595
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]		CAP and Net Income
Total Shareholder Return Amount		$ 28.96	16.56	40.14
Net Income (Loss) Attributable to Parent		$ 800,000	$ (16,400,000)	$ (10,800,000)
PEO Name		Mahesh Patel	Mahesh Patel	Mahesh Patel
Additional 402(v) Disclosure [Text Block]

(4)	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		cumulative TSR	cumulative TSR	cumulative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Income	Net Income	Net Income
Mahesh Patel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 761,771	$ 860,343	$ 883,854
PEO Actually Paid Compensation Amount		754,737	720,109	538,776
Total Adjustments for Equity Awards		(7,034)	(140,234)	(345,078)
Mahesh Patel [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		(92,603)	(97,816)	(284,943)
Mahesh Patel [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		64,490	31,328	106,775
Mahesh Patel [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		7,289	(46,048)	(115,942)
Mahesh Patel [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Mahesh Patel [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		13,790	(27,698)	(50,968)
Mahesh Patel [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Mahesh Patel [Member] | Dividends Or Dividend Equivalents Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		377,189	353,389	324,988
Non-PEO NEO Average Compensation Actually Paid Amount		375,753	320,937	261,595
Total Adjustments for Equity Awards		(1,435)	(32,452)	(63,393)
Non-PEO NEO [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		(39,964)		(35,345)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		33,631		34,544
Non-PEO NEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		1,633	(19,160)	(42,060)
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Non-PEO NEO [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		3,264	(13,292)	(20,532)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Non-PEO NEO [Member] | Dividends Or Dividend Equivalents Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards

[1]	Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (“SCT”) on page 23. See footnotes to the SCT for further detail regarding the amounts in these columns.
[2]	For each years shown, our CEO was Mahesh Patel.
[3]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
[4]	Non-CEO NEOs reflect the average SCT total compensation and average compensation actually paid for Nachiappan Chidambaram and Krista Fogarty for 2024, 2023, and 2022.